Accounting pronouncements adopted (Tables)	12 Months Ended
Dec. 31, 2018
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Schedule of Prospective Adoption of New Accounting Pronouncements [Table Text Block]	The cumulative effect of the adoption of ASC 606 on the Company’s consolidated January 1, 2018 balance sheet is summarized in the following table:

	December 31, 2017	Adjustments	January 1, 2018

Deferred revenue	$2,502	$300	$2,802
Deficit	$(392,865)	$(300)	$(393,165)

Schedule of Revenue Sources, Health Care Organization [Table Text Block]	The following table presents the Company’s revenues disaggregated by revenue source:
Year ended December 31,	2018	2017

Cardiology	$22,497	$22,753
Antibiotic	6,177	1,255
	$28,674	$24,008